Consolidated statements of comprehensive loss - CAD ($)	12 Months Ended
	Aug. 31, 2024	Aug. 31, 2023	Aug. 31, 2022
Consolidated statements of comprehensive loss
Revenues [note 21]	$ 3,794,345	$ 5,651,502	$ 7,350,946
Cost of sales [note 7]	2,296,907	4,115,076	4,065,381
Gross profit	1,497,438	1,536,426	3,285,565
Expenses
Research and development [note 18]	2,739,022	5,704,912	2,242,794
Office salaries and benefits [note 18]	3,307,420	4,014,181	3,335,799
Selling and marketing expenses	2,021,930	3,470,772	1,972,306
Professional fees	3,251,172	3,764,465	3,590,816
Office and general	2,360,816	3,100,024	1,949,583
Share-based compensation [note 20]	220,752	1,136,182	2,699,481
Impairment loss on debentures [note 8]		2,637,000	0
Depreciation and amortization	830,876	588,957	268,490
Goodwill impairment loss [note 5]	8,704,182
Gain on deconsolidation of subsidiary [note 30]	(175,589)
Net finance (income) expense [note 23]	(7,480,761)	(1,604,536)	223,660
Other expense (income)	33,701	(117,470)	(143,922)
Operating expense	15,813,521	22,694,487	16,139,007
Loss before tax	(14,316,083)	(21,158,061)	(12,853,442)
Income taxes [note 24]
Current tax expense (recovery)	9,913	(70,607)	182,854
Deferred tax expense (recovery)	(265,376)	(210,268)	75,489
Total income tax expense (recovery)	(255,463)	(280,875)	258,343
Net loss for the period	(14,060,620)	(20,877,186)	(13,111,785)
Items of comprehensive income that will be subsequently reclassified to earnings:
Foreign currency translation differences for foreign operations, net of tax	94,420	334,957	309,105
Other comprehensive income, net of tax	94,420	334,957	309,105
Total comprehensive loss for the year, net of tax	$ (13,966,200)	$ (20,542,229)	$ (12,802,680)
Weighted average shares outstanding, Basic (in shares)	91,529	69,587	61,961
Weighted average shares outstanding, Diluted (in shares)	91,529	69,587	61,961
Basic loss per share (in dollars per share)	$ (153.62)	$ (300.02)	$ (211.61)
Diluted loss per share (in dollars per share)	$ (153.62)	$ (300.02)	$ (211.61)